Common Stock, Warrants and Options (Details - Warrants exercised, issued and expired) - Warrant [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant outstanding at beginning, balance	36,510,303	39,391,053
Warrant Exercised	0	0
Warrant Issued	0	15,540,000
Warrant Expired	(5,000,000)	(18,420,750)
Warrant outstanding at ending, balance	31,510,303	36,510,303
Weighted average exercise price	$ 0.12